Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

Key Personnel Compensation

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,271,532	$1,179,762	$928,637
Share-based payments	235,737	261,794	656.895
Total	$1,507,269	$1,441,556	$1,585,532

Salaries, consulting and directors' fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	2021	2020	2019

Selling and marketing expenses	VP Technology/VP Sales International	402	174	210
General and administrative expense	Companies controlled by the CEO, CFO and Directors	869	1,006	718

Loan to Director

On April 1, 2019 the Company loaned to a director and its chief Executive Officer, $200,000 USD. This loan was for a term of 5 years with interest charged at rate of 7% per annum payable quarterly. As of January 1, 2020, the interest rate on the loan was increased to 12% per annum. There were no capital repayment requirements until the end of the term when a balloon payment of the principal balance was required. The director repaid the loan in full on May 23, 2021.